Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2019 RMB’million	2020 RMB’million
Non-current	67	78
Current	1,694	1,608

	1,761	1,686